Leases - Summary of Lessee Operating Lease Liability Maturity (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Lessee Operating Lease Liability Maturity [Line Items]
2021	¥ 0
2022	14,446
2023	13,080
2024	5,969
Total lease payment	33,495
Less: interest	(2,490)
Present value of operating lease liability	31,005	¥ 4,296	¥ 11,700
Operating leases not yet commenced	¥ 0	¥ 0